COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Dec. 31, 2022 - Purchase Commitment	CNY (¥)	USD ($)
Purchase commitment
2023	¥ 22,135,714	$ 3,208,865
2024	300,000	43,489
2025	300,000	43,489
Total minimum payments required	¥ 22,735,714	$ 3,295,843